Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits
Schedule of reconciliations of defined benefit obligation at present value and plan asset at fair value

	December 31,	December 31,
	2022	2023

	(in thousands)
Present value of the defined benefit obligations	$3,060	3,114
Fair value of plan assets	(4,307)	(4,382)
Prepaid pension costs	$(1,247)	(1,268)

Schedule of movements in present value of the defined benefit obligations

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$3,489	3,060
Service costs	4	5
Interest expense	27	42
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	24	—
-Experience adjustment	167	(20)
-Change in financial assumptions	(551)	42
Effect of changes in exchange rates	(100)	(15)
Balance at end of year	$3,060	3,114

Schedule of movements in the fair value of plan assets

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$4,065	4,307
Interest income	31	60
Remeasurements gain:
-Return on plan assets excluding interest income	305	31
Actual benefits paid	—	(17)
Effect of changes in exchange rate	(94)	1
Balance at end of year	$4,307	4,382

Schedule of expenses recognized in profit or loss

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Current service costs	$—	4	5
Interest income	(2)	(4)	(18)
	$(2)	—	(13)
Cost of revenues	$6	3	—
Research and development	(8)	(3)	(13)
General and administrative	—	—	—
Sales and marketing	—	—	—
	$(2)	—	(13)

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$(22)	(599)
Recognized during the period	(577)	(11)
Balance at end of year	$(599)	(610)

Schedule of principal actuarial assumptions

	December 31,	December 31,
	2022	2023
Discount rate	1.4%-1.41%	1.31%
Rate of increase in compensation levels	3.00%	3.00%

Schedule of sensitivity analysis

	December 31, 2022		December 31, 2023
	+ 0.5%	- 0.5%	+ 0.5%	‑0.5%

	(in thousands)
Discount rate	(238)	261	(230)	251
Rate of increase in compensation levels	255	(235)	245	(227)

Schedule of cash award expenses related to tax effects

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Cost of revenues	$511	505	174
Research and development	5,876	20,792	15,273
General and administrative	678	2,250	1,401
Sales and marketing	1,223	4,147	2,797
Total compensation	$8,288	27,694	19,645
Income tax benefit	$1,444	5,641	4,167